Derivative Instruments - Schedule of Impact of Interest Rate Swaps (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 2,450,000
Gross Amount of Recognized Assets	667,221	$ 31,259
Gross Amount of Recognized Liabilities	(658,715)	$ (31,259)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	926
Gross Amount of Recognized Liabilities	(29,524)
Interest rate swaps | March 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,000,000
Interest rate swap offset	1,532
Interest rate swaps | August 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	700,000
Interest rate swap offset	960
Interest rate swaps | February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	750,000
Interest rate swap offset	27,748
Interest rate swaps | Accounts payable and other liabilities | March 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	0
Gross Amount of Recognized Liabilities	(1,505)
Interest rate swaps | Accounts payable and other liabilities | February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	0
Gross Amount of Recognized Liabilities	(28,019)
Interest rate swaps | Other assets | August 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	926
Gross Amount of Recognized Liabilities	$ 0